Leases	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Line Items]
Leases
19.
Leases

This Note provides information for leases in which the Group is a lessee.

The Group’s leases contracts refer to the use of explicitly defined office facilities in different countries, where it obtains substantially all of the economic benefits and has the right to direct the use of such offices.

(a)
Amounts recognized in the Consolidated Statements of Financial Position

	2021	2020
Right-of-use assets
Offices	3,915	188
	3,915	188

	2021	2020
Lease liabilities
Current	502	201
Non-current	3,426	17
	3,928	218

The Group has no additions to the right-of-use assets during 2020, and during 2021 the additions totalized USD 3,727.

(b)
Amounts recognized in the Consolidated Statements of Comprehensive Income

The Consolidated Statements of Comprehensive Income shows the following amounts relating to leases:

	2021	2020
Amortization of right-of-use assets
Offices	453	181
	453	181
Interest charges for lease liabilities (included within Finance Cost line item)	142	20
Leases expense for short-term leases (included within General and administrative expense line item)	173	174

The total cash outflow for leases during 2021 was USD 430 (USD 355 in 2020).

(c)
The Groups leasing activities and how these are accounted for

Short-term Leases

The Group has signed leases contracts of one year or less in the following countries: Malta, Israel, Uruguay, Brazil, China, Chile and Argentina.

In those locations, except for Uruguay, the Group uses co-works facilities and seeks to sign short-term contracts as a general practice, in order to have flexibility to increase, reduce or terminate leases based on the Group’s operations and plans. The type of facilities used represent low levels of costs to change locations and no relevant modifications or constructions are made to these leased facilities.

In all these markets there are available suitable alternatives since the offices do not require special infrastructure and there are low costs of returning the assets.

Management reviews at the end of each term the need to extend the leasing or not, based on activities undertaken by the Dlocal entity, market trends (economic and health) as well as strategic plans for each country.

For the application of IFRS 16 Leases the Group applies a practical expedient to account for leases for which the lease term ends within 12 months of the date of initial application as short-term leases. For these leases, in subsequent reporting periods, the Group applies the short-term exception established in IFRS 16 Leases. Consequently, it recognizes the related lease payments as an expense on a straight-line basis over the lease term.

Long-term Leases

dLocal Technologies SA (Uruguay) signed on February 15, 2018 a 4-year contract to lease Unit 507 (347,99 m2) of WTC Free Zone in Uruguay.

This contract establishes the following payments structure (all amounts in thousands):

•
USD 0,140 monthly during the first year
•
USD 0,153 monthly during the second year
•
USD 0,171 monthly during the third year
•
USD 0,175 monthly during the fourth year

The term of 4 years can be extended for periods of 5 years, unless any of the parties informs the other of its decision to terminate with at least 120 days anticipation of the expiry date.

The incremental borrowing rate, used to discount payments to be made after January 1st, 2019, was estimated in 6.52% (in USD). Since Dlocal did not have loans to consider its costs as a reference such rate was estimated as the rate that dLocal would have had to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

Related to this contract between dLocal Technologies S.A. and WTC Free Zone S.A. for the use of Unit 507, as at August 11, 2020 a contract modification was signed in order to return such Unit and start using Units 1531 and 1631 of the building WTC Free Zone II, when the latter become available to dLocal.

The commencement date of this new lease occurred during April, 2021. The Group incurred in costs for the design and construction of the new offices during 2020 and 2021, identified as "Work in Progress" in line "Property, Plant and Equipment".

Such costs were not contingent on obtaining the lease, did not influence the lease contract negotiation and therefore they do not qualify as initial direct cost to be included in the right-of-use asset initial measurement accounted in 2021.

For subsequent periods the treatment of leases that do not apply for the short-term exception is as follows:

•
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:
•
fixed payments (including in-substance fixed payments), less any lease incentives receivable
•
variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date
•
amounts expected to be payable by the Group under residual value guarantees
•
the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and
•
payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
•
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
•
•
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.
•
To determine the incremental borrowing rate, the Group:
•
where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received; or
•
uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Group, which does not have recent third-party financing, and makes adjustments specific to the lease.
•
The Group can be exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.
•
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
•
Right-of-use assets are measured at cost comprising the following:
•
the amount of the initial measurement of lease liability
•
any lease payments made at or before the commencement date less any lease incentives received
•
any initial direct costs, and
•
restoration costs.
•
Right-of-use assets are generally amortized over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is amortized over the underlying asset’s useful life.
(d)
COVID-19-Related Rent Concession

Due to the effects of the COVID-19 pandemic the Group agreed with the lessor of the WTC Free Zone to have an exoneration of three-monthly installments that amounted to USD 50.

The Group has early adopted COVID-19-Related Rent Concessions – Amendment to IFRS 16 issued on 28 May 2020 by the IASB related to such benefit.

Based on such amendment the Group recognized a gain related to the exoneration of USD 50 and reduced the lease liability, maintaining the original accounting treatment for the lease.